Loans Payable (Details Textual) - USD ($)													1 Months Ended						12 Months Ended
	Sep. 02, 2016	Jan. 04, 2016	Dec. 02, 2015	Nov. 13, 2015	Sep. 01, 2015	Aug. 12, 2015	Jul. 03, 2015	Mar. 19, 2015	Dec. 04, 2014	Feb. 27, 2014	Aug. 12, 2013	May 30, 2013	Dec. 23, 2015	Sep. 15, 2015	Aug. 21, 2015	May 29, 2015	Jan. 29, 2015	Sep. 18, 2014	Dec. 31, 2015	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Conversion into common stock per share																				$ 0.00001	$ 0.00001	$ 0.01
Convertible Note [Member]
Debt Instrument [Line Items]
Notes payable																					$ 500,000	$ 500,000
Loans payable 5 [Member]
Debt Instrument [Line Items]
Interest rate																				8.00%
Loans payable 5 [Member] | Unsecured Notes Payable [Member]
Debt Instrument [Line Items]
Interest rate	5.00%
Maturity period	1 year
Notes payable	$ 100,000
Loans payable 6 [Member]
Debt Instrument [Line Items]
Interest rate																				5.00%
Loans payable 6 [Member] | Unsecured Notes Payable [Member]
Debt Instrument [Line Items]
Interest rate	5.00%
Maturity period	1 year
Notes payable	$ 50,000
Loans payable 3 [Member] | Unsecured, Non-Guaranteed Loan Agreement [Member]
Debt Instrument [Line Items]
Interest rate		8.00%	8.00%				8.00%									8.00%		8.00%
Proceeds from issuance of debt		$ 45,000	$ 22,000				$ 5,000									$ 4,000		$ 35,000
Maturity period		1 year	1 year				1 year									1 year		1 year
Loans payable 4 [Member]
Debt Instrument [Line Items]
Interest rate																				8.00%
Loans payable 4 [Member] | Unsecured Notes Payable [Member] | Significant shareholder [Member]
Debt Instrument [Line Items]
Interest rate				8.00%	8.00%	8.00%			8.00%				8.00%	8.00%	8.00%		8.00%
Maturity period				1 year	1 year	1 year			1 year				1 year	1 year	1 year		1 year
Notes payable				$ 30,000	$ 40,000	$ 20,000			$ 20,000				$ 10,000	$ 25,000	$ 25,000		$ 20,000
Loans payable 1 [Member]
Debt Instrument [Line Items]
Interest rate																				1.00%
Loans payable 1 [Member] | Director [Member]
Debt Instrument [Line Items]
Advances from related party											$ 25,000	$ 2,000
Interest rate											1.00%	1.00%
Loans payable 1 [Member] | Unsecured, Non-Guaranteed Loan Agreement [Member] | Director [Member]
Debt Instrument [Line Items]
Loans payable											$ 27,000
Loans payable 2 [Member]
Debt Instrument [Line Items]
Interest rate																				1.00%
Loans payable 2 [Member] | Director [Member]
Debt Instrument [Line Items]
Advances from related party								$ 10,200		$ 6,000
Interest rate								1.00%		1.00%
Repayment of related party debt																			$ 13,200